UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21318

Name of Fund: BlackRock Corporate High Yield Fund VI, Inc. (HYT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund VI, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
		Shares	Value
Common Stocks

Auto Components — 1.1%
Dana Holding Corp.		198,550	$2,815,439
Delphi Automotive Plc		61,545	2,091,918

			4,907,357

Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (a)		11,018	118,994

Capital Markets — 0.8%
American Capital Ltd. (a)		171,347	2,052,737
E*Trade Financial Corp. (a)		116,200	978,404
Uranium Participation Corp. (a)		54,600	277,914

			3,309,055

Chemicals — 0.2%
ADA-ES, Inc. (a)		2,810	45,944
Huntsman Corp.		43,500	715,140

			761,084

Commercial Banks — 0.5%
CIT Group, Inc. (a)		60,104	2,226,853

Communications Equipment — 0.4%
Loral Space & Communications Ltd.		21,531	1,831,642

Diversified Financial Services — 0.8%
Kcad Holdings I Ltd.	461,295,490		3,466,174

Diversified Telecommunication Services — 0.2%
Broadview Networks Holdings, Inc. (a)		54,600	365,274
Level 3 Communications, Inc. (a)		34,800	656,328

			1,021,602

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		116,910	351

Energy Equipment & Services — 1.0%
Laricina Energy Ltd. (a)		70,588	3,020,073
Osum Oil Sands Corp. (a)		124,000	1,560,377

			4,580,450

Health Care Providers & Services — 0.0%
Health Management Associates, Inc., Class A (a)		19,400	154,230

Hotels, Restaurants & Leisure — 0.0%
Travelport Worldwide Ltd. (a)(b)(c)		118,935	15,462

Insurance — 0.7%
American International Group, Inc. (a)		94,008	3,114,485

Media — 1.5%
Belo Corp., Class A		36,341	261,655
Charter Communications, Inc., Class A (a)		91,056	6,451,318
		Shares	Value
Common Stocks

Media (concluded)
Clear Channel Outdoor Holdings, Inc., Class A (a)		14,553	$94,594

			6,807,567

Metals & Mining — 0.1%
African Minerals Ltd. (a)		72,301	286,770

Oil, Gas & Consumable Fuels — 0.1%
African Petroleum Corp. Ltd. (a)		307,100	355,743

Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd. (a)(b)(d)		221,591	724,992
Ainsworth Lumber Co. Ltd. (a)		192,951	631,289
Western Forest Products, Inc. (a)		78,039	90,345

			1,446,626

Semiconductors & Semiconductor Equipment — 0.3%
Spansion, Inc., Class A (a)		103,218	1,209,715
SunPower Corp.		431	1,983

			1,211,698

Software — 0.1%
Bankruptcy Management Solutions, Inc. (a)		787	16
HMH Holdings/EduMedia (a)		31,742	634,844

			634,860

Wireless Telecommunication Services — 0.2%
MetroPCS Communications, Inc. (a)		66,250	705,563

Total Common Stocks – 8.3%			36,956,566

		Par (000)
Corporate Bonds

Aerospace & Defense — 0.8%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18	USD	370	396,825
7.13%, 3/15/21		465	502,781
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		1,274	1,388,660
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (d)		690	669,572
Spirit Aerosystems, Inc., 7.50%, 10/01/17		521	557,470

			3,515,308

Airlines — 1.7%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		1,047	1,068,253

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2012 1

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Airlines (concluded)
Continental Airlines, Inc. Pass-Through Trust:
Series 1997-4, Class B 6.90%, 7/02/18	USD	793	$804,307
Series 2010-1, Class B 6.00%, 7/12/20		622	635,494
Delta Air Lines:
Series 2002-1, Class G-1 6.72%, 7/02/24		944	1,038,835
Series 2009-1, Class B 9.75%, 6/17/18		283	316,641
Series 2010-1, Class B 6.38%, 7/02/17		900	936,000
US Airways Pass-Through Trust:
Series 2011-1, Class C 10.88%, 10/22/14		878	910,926
Series 2012-1, Class B 6.75%, 12/03/22		1,000	1,000,000
Series 2012-1, Class C 9.13%, 10/01/15		700	728,000

			7,438,456

Auto Components — 2.0%
Continental Rubber of America Corp., 4.50%, 9/15/19 (d)		150	151,500
Dana Holding Corp., 6.75%, 2/15/21		700	749,000
Delphi Corp., 6.13%, 5/15/21		260	287,300
Icahn Enterprises LP, 8.00%, 1/15/18		4,690	4,983,125
IDQ Holdings, Inc., 11.50%, 4/01/17 (d)		595	642,600
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	745	1,312,963
Titan International, Inc., 7.88%, 10/01/17	USD	720	757,800

			8,884,288

Beverages — 0.2%
Crown European Holdings SA:
7.13%, 8/15/18 (d)	EUR	244	349,068
7.13%, 8/15/18		205	293,274
Refresco Group BV, 7.38%, 5/15/18		212	283,299

			925,641

Building Products — 0.9%
Building Materials Corp. of America (d):
7.00%, 2/15/20	USD	840	915,600
6.75%, 5/01/21		1,220	1,335,900
Grohe Holding GmbH, 8.75%, 12/15/17 (e)	EUR	100	134,282
Momentive Performance Materials, Inc., 8.88%, 10/15/20 (d)	USD	540	535,950
		Par (000)	Value
Corporate Bonds

Building Products (concluded)
USG Corp., 9.75%, 1/15/18	USD	940	$1,048,100

			3,969,832

Capital Markets — 0.9%
E*Trade Financial Corp.:
12.50%, 11/30/17		1,660	1,868,081
1.74%, 8/31/19 (d)(f)(g)		380	338,200
KKR Group Finance Co. LLC, 6.38%, 9/29/20 (d)		1,020	1,194,459
Nuveen Investments, Inc., 9.13%, 10/15/17 (d)		729	723,532

			4,124,272

Chemicals — 3.5%
Basell Finance Co. BV, 8.10%, 3/15/27 (d)		645	870,750
Celanese US Holdings LLC, 5.88%, 6/15/21		2,580	2,883,150
Ciech Group Financing AB, 9.50%, 11/30/19	EUR	240	325,011
Hexion US Finance Corp., 6.63%, 4/15/20	USD	90	89,775
Huntsman International LLC, 8.63%, 3/15/21		265	300,112
INEOS Finance Plc, 7.50%, 5/01/20 (d)		590	609,175
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	532	750,563
Kraton Polymers LLC, 6.75%, 3/01/19	USD	195	201,338
LyondellBasell Industries NV, 5.75%, 4/15/24		4,050	4,860,000
Nexeo Solutions LLC, 8.38%, 3/01/18		290	275,500
Nufarm Australia Ltd., 6.38%, 10/15/19 (d)		350	362,250
PolyOne Corp., 7.38%, 9/15/20		335	363,475
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		590	603,275
TPC Group LLC, 8.25%, 10/01/17		520	577,200
Tronox Finance LLC, 6.38%, 8/15/20 (d)		2,715	2,674,275

			15,745,849

Commercial Banks — 0.7%
CIT Group, Inc.:
5.25%, 3/15/18		860	912,675
5.50%, 2/15/19 (d)		840	894,600
5.00%, 8/15/22		740	775,865
6.00%, 4/01/36		850	770,751

			3,353,891

Commercial Services & Supplies — 2.2%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (d)		431	450,395

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2012 2

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Commercial Services & Supplies (concluded)
ARAMARK Holdings Corp., 8.63%, 5/01/16 (c)(d)	USD	680	$697,007
Aviation Capital Group Corp., 6.75%, 4/06/21 (d)		840	871,844
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (d)		142	150,029
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (d)		43	44,075
Casella Waste Systems, Inc., 7.75%, 2/15/19		511	491,837
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (d)		959	968,590
Clean Harbors, Inc.:
5.25%, 8/01/20		817	839,467
5.13%, 6/01/21 (d)		345	352,763
Covanta Holding Corp., 6.38%, 10/01/22		985	1,068,141
EC Finance Plc, 9.75%, 8/01/17	EUR	677	950,911
HDTFS, Inc. (d):
5.88%, 10/15/20	USD	135	139,388
6.25%, 10/15/22		410	424,863
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (d)		117	121,388
Mobile Mini, Inc., 7.88%, 12/01/20		570	619,162
RSC Equipment Rental, Inc., 8.25%, 2/01/21		718	804,160
Verisure Holding AB:
8.75%, 9/01/18	EUR	385	533,258
8.75%, 12/01/18		139	177,161
West Corp., 8.63%, 10/01/18	USD	210	216,825

			9,921,264

Communications Equipment — 1.4%
Avaya, Inc., 9.75%, 11/01/15		1,160	919,300
Frontier Communications Corp., 6.25%, 1/15/13		1,390	1,396,950
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		1,480	1,616,900
10.13%, 7/01/20		1,960	2,195,200

			6,128,350

Computers & Peripherals — 0.3%
EMC Corp., Series B, 1.75%, 12/01/13 (f)		205	321,850
NCR Corp., 5.00%, 7/15/22 (d)		430	435,375
SanDisk Corp., 1.50%, 8/15/17 (f)		445	495,063

			1,252,288

Construction & Engineering — 0.2%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (d)		300	297,000
		Par (000)	Value
Corporate Bonds

Construction & Engineering (concluded)
H&E Equipment Services, Inc., 7.00%, 9/01/22 (d)	USD	515	$543,325

			840,325

Construction Materials — 2.2%
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	213	291,118
Cemex Finance LLC, 9.38%, 10/12/22 (d)	USD	550	592,625
HD Supply, Inc. (d):
8.13%, 4/15/19		2,405	2,711,637
11.00%, 4/15/20		2,275	2,627,625
11.50%, 7/15/20		2,790	3,048,075
Xefin Lux SCA, 8.00%, 6/01/18 (d)	EUR	393	529,006

			9,800,086

Consumer Finance — 0.2%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	710	775,675
Springleaf Finance, 6.90%, 12/15/17		160	142,000

			917,675

Containers & Packaging — 1.5%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17 (d)	EUR	574	797,279
7.38%, 10/15/17		100	138,899
7.38%, 10/15/17		200	277,798
7.38%, 10/15/17 (d)	USD	200	217,750
9.13%, 10/15/20 (d)		615	661,125
9.13%, 10/15/20 (d)		470	507,600
Berry Plastics Corp.:
4.26%, 9/15/14 (e)		465	465,000
8.25%, 11/15/15		185	193,325
9.75%, 1/15/21		280	318,500
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	882	1,152,821
GCL Holdings SCA, 9.38%, 4/15/18 (d)		414	570,061
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	580	640,900
OI European Group BV, 6.88%, 3/31/17	EUR	254	342,727
Smurfit Kappa Acquisitions, 7.25%, 11/15/17 (d)		52	72,701
Tekni-Plex, Inc., 9.75%, 6/01/19 (d)	USD	275	297,000

			6,653,486

Distributors — 0.5%
VWR Funding, Inc., 7.25%, 9/15/17 (d)		2,126	2,195,095

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2012 3

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Diversified Consumer Services — 2.1%
313 Group, Inc. (d):
6.38%, 12/01/19	USD	967	$952,495
8.75%, 12/01/20		924	907,830
Laureate Education, Inc., 9.25%, 9/01/19 (d)		1,930	1,968,600
Service Corp. International, 7.00%, 6/15/17		4,425	5,088,750
ServiceMaster Co., 8.00%, 2/15/20		295	300,163

			9,217,838

Diversified Financial Services — 4.8%
Aircastle Ltd.:
6.75%, 4/15/17		720	761,400
6.25%, 12/01/19 (d)		500	507,500
Ally Financial, Inc.:
7.50%, 12/31/13		700	741,125
8.00%, 11/01/31		4,147	5,266,690
Citigroup, Inc., 5.95% (e)(h)		375	381,563
CNG Holdings, Inc., 9.38%, 5/15/20 (d)		630	641,025
Co-Operative Group Ltd., 5.63%, 7/08/20 (i)	GBP	370	613,069
DPL, Inc., 7.25%, 10/15/21	USD	1,815	1,914,825
Gala Group Finance Plc, 8.88%, 9/01/18	GBP	802	1,313,836
General Motors Financial Co., Inc., 6.75%, 6/01/18	USD	460	518,576
Leucadia National Corp., 8.13%, 9/15/15		1,232	1,392,160
Reynolds Group Issuer, Inc.:
7.75%, 10/15/16	EUR	261	351,324
7.13%, 4/15/19	USD	385	415,800
9.00%, 4/15/19		340	350,200
7.88%, 8/15/19		485	533,500
9.88%, 8/15/19		940	996,400
5.75%, 10/15/20 (d)		3,225	3,297,563
WMG Acquisition Corp.:
11.50%, 10/01/18		656	741,280
6.00%, 1/15/21 (d)		454	465,350

			21,203,186

Diversified Telecommunication Services — 2.4%
Broadview Networks Holdings, Inc., 10.50%, 11/15/17 (a)(b)		840	840,000
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., 6.38%, 9/15/20 (d)		730	750,075
Consolidated Communications Finance Co., 10.88%, 6/01/20 (d)		530	569,750
ITC Deltacom, Inc., 10.50%, 4/01/16		396	423,720
Level 3 Communications, Inc., 8.88%, 6/01/19 (d)		495	519,750
		Par (000)	Value
Corporate Bonds

Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc.:
8.13%, 7/01/19	USD	1,817	$1,944,190
7.00%, 6/01/20 (d)		660	671,550
8.63%, 7/15/20		1,320	1,435,500
OTE Plc, 7.25%, 2/12/15	EUR	256	307,970
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		344	469,983
6.75%, 8/15/24		645	886,041
tw telecom holdings, Inc., 5.38%, 10/01/22 (d)	USD	460	476,100
Windstream Corp.:
8.13%, 8/01/13		703	731,120
7.88%, 11/01/17		627	694,402

			10,720,151

Electric Utilities — 0.7%
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		454	495,887
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	1,900	2,494,904

			2,990,791

Electrical Equipment — 0.5%
Belden, Inc., 5.50%, 9/01/22 (d)	USD	570	577,125
General Cable Corp., 5.75%, 10/01/22 (d)		950	969,000
Techem GmbH:
6.13%, 10/01/19	EUR	542	745,430
6.13%, 10/01/19 (d)		105	144,410

			2,435,965

Electronic Equipment, Instruments & Components — 0.2%
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	365	428,875
NXP BV/NXP Funding LLC, 9.75%, 8/01/18 (d)		310	358,825

			787,700

Energy Equipment & Services — 3.7%
Atwood Oceanics, Inc., 6.50%, 2/01/20		215	229,513
Calfrac Holdings LP, 7.50%, 12/01/20 (d)		610	597,800
Compagnie Générale de Géophysique, Veritas:
7.75%, 5/15/17		395	410,800
6.50%, 6/01/21		1,945	2,042,250
Forbes Energy Services Ltd., 9.00%, 6/15/19		555	500,887
FTS International Services LLC/FTS International Services, Inc., 8.13%, 11/15/18 (d)		1,840	1,895,200
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (d)		245	249,900
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		490	502,250

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2012 4

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Energy Equipment & Services (concluded)
Key Energy Services, Inc., 6.75%, 3/01/21	USD	700	$701,750
MEG Energy Corp. (d):
6.50%, 3/15/21		1,880	1,962,250
6.38%, 1/30/23		700	726,250
Oil States International, Inc., 6.50%, 6/01/19		495	525,937
Peabody Energy Corp.:
6.25%, 11/15/21		2,170	2,251,375
7.88%, 11/01/26		580	623,500
Precision Drilling Corp.:
6.63%, 11/15/20		120	126,600
6.50%, 12/15/21		460	480,700
Seadrill Ltd., 5.63%, 9/15/17 (d)		2,570	2,570,000

			16,396,962

Food & Staples Retailing — 0.3%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18	GBP	515	806,543
Rite Aid Corp., 9.25%, 3/15/20	USD	580	591,600

			1,398,143

Food Products — 0.4%
Darling International, Inc., 8.50%, 12/15/18		180	206,325
Del Monte Corp., 7.63%, 2/15/19		94	96,585
Post Holdings, Inc., 7.38%, 2/15/22 (d)		875	935,156
Smithfield Foods, Inc., 6.63%, 8/15/22		729	772,740

			2,010,806

Health Care Equipment & Supplies — 2.4%
Biomet, Inc. (d):
6.50%, 8/01/20		2,346	2,451,570
6.50%, 10/01/20		3,338	3,304,620
DJO Finance LLC:
8.75%, 3/15/18 (d)		586	638,740
7.75%, 4/15/18		160	149,200
9.88%, 4/15/18 (d)		650	651,625
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (d)		324	363,690
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (d)		850	979,625
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19 (d)		495	465,300
Spectrum Brands Escrow Corp. (d):
6.38%, 11/15/20		592	614,200
6.63%, 11/15/22		385	403,288
Teleflex, Inc., 6.88%, 6/01/19		455	490,262

			10,512,120

Health Care Providers & Services — 7.6%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		880	924,000
		Par (000)	Value
Corporate Bonds

Health Care Providers & Services (concluded)
Care UK Health & Social Care Plc, 9.75%, 8/01/17	GBP	130	$223,380
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	USD	1,180	1,241,950
7.13%, 7/15/20		703	743,423
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (d)	EUR	694	974,789
Crown Newco 3 Plc:
7.00%, 2/15/18 (d)	GBP	575	967,298
7.00%, 2/15/18		100	168,226
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	USD	1,376	1,437,920
HCA, Inc.:
8.50%, 4/15/19		205	230,113
6.50%, 2/15/20		3,190	3,580,775
7.88%, 2/15/20		145	162,944
7.25%, 9/15/20		3,720	4,147,800
5.88%, 3/15/22		340	369,750
4.75%, 5/01/23		1,120	1,131,200
Hologic, Inc., 6.25%, 8/01/20 (d)		2,475	2,629,687
IASIS Healthcare LLC, 8.38%, 5/15/19		2,274	2,148,930
INC Research LLC, 11.50%, 7/15/19 (d)		640	646,400
Omnicare, Inc., 7.75%, 6/01/20		1,520	1,681,500
PSS World Medical, Inc., 6.38%, 3/01/22		521	612,175
Symbion, Inc., 8.00%, 6/15/16		535	551,050
Tenet Healthcare Corp.:
10.00%, 5/01/18		1,330	1,516,200
6.25%, 11/01/18		510	561,000
8.88%, 7/01/19		3,970	4,446,400
6.75%, 2/01/20 (d)		810	821,137
4.75%, 6/01/20 (d)		1,173	1,181,797
Vanguard Health Holding Co. II LLC, 7.75%, 2/01/19 (d)		720	741,600

			33,841,444

Health Care Technology — 1.0%
IMS Health, Inc. (d):
12.50%, 3/01/18		3,480	4,115,100
6.00%, 11/01/20 (d)		221	228,183

			4,343,283

Hotels, Restaurants & Leisure — 4.4%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18 (d)		267	277,680
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		1,995	2,143,378
10.00%, 12/15/18		2,264	1,443,300
Caesars Operating Escrow LLC (d):
8.50%, 2/15/20		475	465,500
9.00%, 2/15/20		2,122	2,122,000

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2012 5

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Hotels, Restaurants & Leisure (concluded)
Carlson Wagonlit BV, 6.88%, 6/15/19 (d)	USD	510	$532,950
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	714	886,807
Diamond Resorts Corp., 12.00%, 8/15/18	USD	1,860	2,008,800
El Dorado Resorts LLC, 8.63%, 6/15/19 (d)		210	202,650
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	501	737,821
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	455	618,379
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (d)	USD	441	410,130
MGM Resorts International:
10.38%, 5/15/14		310	346,425
4.25%, 4/15/15 (f)		1,670	1,700,269
11.13%, 11/15/17		2,210	2,425,475
MTR Gaming Group, Inc., 11.50%, 8/01/19 (c)		231	242,708
Station Casinos LLC, 3.66%, 6/18/18		1,037	878,857
Travelport LLC:
5.04%, 9/01/14 (e)		235	165,675
9.88%, 9/01/14		50	39,250
9.00%, 3/01/16		190	133,950
6.36%, 12/01/16 (c)(d)(e)		658	487,276
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(b)		515	—
The Unique Pub Finance Co. Plc, Series A3, 6.54%, 3/30/21	GBP	200	302,806
Wynn Las Vegas LLC, 5.38%, 3/15/22	USD	950	1,007,000

			19,579,086

Household Durables — 2.4%
Algeco Scotsman Global Finance Plc, 9.00%, 10/15/18	EUR	206	275,951
Beazer Homes USA, Inc., 6.63%, 4/15/18 (d)	USD	55	58,575
Jarden Corp., 7.50%, 1/15/20	EUR	455	645,008
K. Hovnanian Enterprises, Inc.:
6.00%, 12/01/17 (f)	USD	235	268,535
7.25%, 10/15/20 (d)		1,465	1,571,212
Libbey Glass, Inc., 6.88%, 5/15/20 (d)		945	1,011,150
PH Holding LLC, 9.75%, 12/31/17		535	524,300
Pulte Group, Inc., 6.38%, 5/15/33		290	284,200
The Ryland Group, Inc., 6.63%, 5/01/20		525	584,062
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	471	652,376
Standard Pacific Corp.:
10.75%, 9/15/16	USD	2,185	2,676,625
		Par (000)	Value
Corporate Bonds

Household Durables (concluded)
Standard Pacific Corp. (concluded):
8.38%, 1/15/21	USD	1,510	$1,728,950
William Lyon Homes, Inc., 8.50%, 11/15/20 (d)		470	477,050

			10,757,994

Household Products — 0.6%
Ontex IV SA:
7.50%, 4/15/18	EUR	219	299,062
7.50%, 4/15/18 (d)		220	300,427
9.00%, 4/15/19		316	419,194
Spectrum Brands, Inc.:
9.50%, 6/15/18	USD	1,470	1,673,962
6.75%, 3/15/20 (d)		148	154,290

			2,846,935

Independent Power Producers & Energy Traders — 3.1%
The AES Corp., 7.38%, 7/01/21		425	470,688
Calpine Corp. (d):
7.25%, 10/15/17		247	264,290
7.50%, 2/15/21		144	159,120
7.88%, 1/15/23		612	682,380
Energy Future Holdings Corp., 10.00%, 1/15/20		2,210	2,348,125
Energy Future Intermediate Holding Co. LLC:
6.88%, 8/15/17 (d)		1,170	1,199,250
10.00%, 12/01/20		3,696	4,121,040
GenOn REMA LLC:
9.24%, 7/02/17		375	409,225
Series C Series C, 9.68%, 7/02/26		465	497,550
Laredo Petroleum, Inc.:
9.50%, 2/15/19		765	856,800
7.38%, 5/01/22		575	622,437
NRG Energy, Inc., 6.63%, 3/15/23 (d)		1,010	1,045,350
QEP Resources, Inc.:
5.38%, 10/01/22		513	541,215
5.25%, 5/01/23		395	414,750

			13,632,220

Industrial Conglomerates — 2.2%
Sequa Corp. (d):
11.75%, 12/01/15		3,530	3,653,550
13.50%, 12/01/15		5,776	6,007,156

			9,660,706

Insurance — 0.9%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (d)		2,410	2,486,819
CNO Financial Group, Inc., 6.38%, 10/01/20 (d)		346	361,570
Genworth Financial, Inc., 7.63%, 9/24/21		660	712,942

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2012 6

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Insurance (concluded)
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (d)	USD	395	$368,337
TMF Group Holding B.V., 5.50%, 12/01/19 (j)	EUR	180	237,318

			4,166,986

IT Services — 3.0%
Ceridian Corp., 8.88%, 7/15/19 (d)	USD	2,290	2,450,300
Epicor Software Corp., 8.63%, 5/01/19		860	896,550
First Data Corp.:
7.38%, 6/15/19 (d)		2,430	2,496,825
8.88%, 8/15/20 (d)		830	908,850
6.75%, 11/01/20 (d)		2,280	2,297,100
8.25%, 1/15/21 (d)		346	345,135
12.63%, 1/15/21		1,680	1,768,200
SunGard Data Systems, Inc.:
7.38%, 11/15/18		840	895,650
6.63%, 11/01/19 (d)		1,240	1,264,800

			13,323,410

Machinery — 1.5%
The Manitowoc Co., Inc., 5.88%, 10/15/22		735	735,000
SPX Corp., 6.88%, 9/01/17		275	308,000
Terex Corp., 6.00%, 5/15/21		820	850,750
UR Merger Sub Corp.:
5.75%, 7/15/18 (d)		398	428,845
7.38%, 5/15/20 (d)		675	737,438
7.63%, 4/15/22 (d)		2,939	3,254,942
6.13%, 6/15/23		295	303,113

			6,618,088

Media — 10.4%
Affinion Group, Inc., 7.88%, 12/15/18		1,260	1,008,000
AMC Networks, Inc., 7.75%, 7/15/21		350	397,250
Cablevision Systems Corp., 5.88%, 9/15/22		750	735,000
CCO Holdings LLC:
6.50%, 4/30/21		485	523,194
5.25%, 9/30/22		1,660	1,672,450
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (d)		2,015	1,672,450
Checkout Holding Corp., 14.50%, 11/15/15 (d)(g)		1,040	696,800
Cinemark USA, Inc., 8.63%, 6/15/19		390	430,950
Clear Channel Communications, Inc., 9.00%, 12/15/19 (d)		1,181	1,070,281
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (d)		959	954,205
6.50%, 11/15/22 (d)		2,589	2,601,945
		Par (000)	Value
Corporate Bonds

Media (continued)
Clear Channel Worldwide Holdings, Inc. (concluded):
Series B Series B, 7.63%, 3/15/20	USD	1,753	$1,717,940
Cox Enterprises, Inc.:
Loan Close 2, 12.00%, 8/15/18		1,081	1,081,014
Loan Close 3, 4.00%, 8/15/18		1,236	1,235,910
Shares Loan, 12.00%, 8/15/18		1,275	1,274,657
DISH DBS Corp., 5.88%, 7/15/22		1,575	1,687,219
Harron Communications LP, 9.13%, 4/01/20 (d)		500	543,750
Intelsat Jackson Holdings SA (d):
7.25%, 10/15/20		1,085	1,155,525
6.63%, 12/15/22		312	312,000
Intelsat Luxembourg SA:
11.25%, 2/04/17		950	1,007,000
11.50%, 2/04/17 (c)		1,870	1,984,537
Interactive Data Corp., 10.25%, 8/01/18		2,080	2,329,600
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		525	576,844
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (d)	EUR	530	742,098
Lamar Media Corp., 5.88%, 2/01/22	USD	220	234,025
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (d)		1,170	1,263,600
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (d)		914	1,009,970
Nara Cable Funding Ltd., 8.88%, 12/01/18	EUR	310	391,075
Nielsen Finance LLC:
11.63%, 2/01/14	USD	147	163,721
7.75%, 10/15/18		2,417	2,694,955
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (d)	GBP	324	533,372
ProQuest LLC, 9.00%, 10/15/18 (d)	USD	775	713,000
Truven Health Analytics, Inc., 10.63%, 6/01/20 (d)		790	845,300
Unitymedia GmbH:
9.63%, 12/01/19	EUR	244	354,653
9.63%, 12/01/19 (d)		900	1,308,146
9.50%, 3/15/21		548	816,115
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17 (d)	USD	938	1,017,730
7.50%, 3/15/19	EUR	1,313	1,872,153
5.50%, 1/15/23 (d)	USD	795	795,000
Univision Communications, Inc., 6.75%, 9/15/22 (d)		205	207,050

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2012 7

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Media (concluded)
UPC Holding BV, 9.88%, 4/15/18 (d)	USD	640	$716,000
UPCB Finance II Ltd.:
6.38%, 7/01/20 (d)	EUR	1,273	1,725,964
6.38%, 7/01/20		514	696,894
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (d)	USD	465	476,625
Ziggo Bond Co. BV, 8.00%, 5/15/18 (d)	EUR	610	873,066

			46,119,033

Metals & Mining — 4.1%
ArcelorMittal:
9.50%, 2/15/15	USD	470	523,511
4.25%, 8/05/15		745	752,601
4.25%, 3/01/16		200	200,872
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	610	813,169
FMG Resources August 2006 Property Ltd. (d):
7.00%, 11/01/15	USD	320	326,400
6.38%, 2/01/16		684	689,432
6.88%, 4/01/22		110	107,250
Global Brass and Copper, Inc., 9.50%, 6/01/19 (d)		460	494,500
GoldCorp, Inc., 2.00%, 8/01/14 (f)		1,650	1,867,594
Kaiser Aluminum Corp., 8.25%, 6/01/20		345	377,775
New Gold, Inc. (d):
7.00%, 4/15/20		235	249,688
6.25%, 11/15/22		465	475,463
New World Resources NV, 7.88%, 5/01/18	EUR	349	464,105
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (f)	USD	2,275	2,751,328
Novelis, Inc., 8.75%, 12/15/20		4,760	5,331,200
Perstorp Holding AB, 8.75%, 5/15/17 (d)		295	296,475
Schmolz + Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	383	406,210
Steel Dynamics, Inc., 6.38%, 8/15/22 (d)	USD	375	391,875
Taseko Mines Ltd., 7.75%, 4/15/19		650	617,500
Vedanta Resources Plc, 8.25%, 6/07/21 (d)		435	469,800
Walter Energy, Inc., 9.88%, 12/15/20 (d)		410	426,400

			18,033,148

Multiline Retail — 0.4%
Dollar General Corp., 4.13%, 7/15/17		1,225	1,286,250
		Par (000)	Value
Corporate Bonds

Multiline Retail (concluded)
Dufry Finance SCA, 5.50%, 10/15/20 (d)	USD	672	$690,480

			1,976,730

Oil, Gas & Consumable Fuels — 10.0%
Access Midstream Partners LP, 6.13%, 7/15/22		425	450,500
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (f)		1,263	1,194,324
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (d)		1,005	1,065,300
Berry Petroleum Co., 6.38%, 9/15/22		630	648,900
BreitBurn Energy Partners LP, 7.88%, 4/15/22 (d)		400	411,000
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		367	372,505
CCS, Inc., 11.00%, 11/15/15 (d)		880	891,000
Chaparral Energy, Inc., 7.63%, 11/15/22		340	349,350
Chesapeake Energy Corp.:
7.25%, 12/15/18		25	26,875
6.63%, 8/15/20		270	282,825
6.88%, 11/15/20		275	290,125
6.13%, 2/15/21		940	951,750
Concho Resources, Inc.:
7.00%, 1/15/21		255	281,138
6.50%, 1/15/22		170	185,300
5.50%, 10/01/22		730	753,725
Continental Resources, Inc., 7.13%, 4/01/21		575	648,312
Copano Energy LLC, 7.13%, 4/01/21		375	395,156
Crosstex Energy LP, 7.13%, 6/01/22 (d)		235	239,700
Crown Oil Partners IV LP, 15.00%, 3/07/15		938	991,135
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22 (d)		590	581,150
Denbury Resources, Inc., 8.25%, 2/15/20		1,795	2,028,350
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		860	969,650
7.75%, 6/15/19		1,390	1,494,250
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.88%, 5/01/19		535	579,138
7.75%, 9/01/22		325	337,188
EV Energy Partners LP, 8.00%, 4/15/19		220	231,000
Halcon Resources Corp., 8.88%, 5/15/21 (d)		360	372,600
Hilcorp Energy I LP, 7.63%, 4/15/21 (d)		408	441,660

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2012 8

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (continued)
Holly Energy Partners LP, 6.50%, 3/01/20 (d)	USD	245	$257,250
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		540	588,600
Linn Energy LLC:
6.50%, 5/15/19		145	147,175
6.25%, 11/01/19 (d)		2,010	2,017,537
8.63%, 4/15/20		345	376,913
7.75%, 2/01/21		320	337,600
MarkWest Energy Partners LP, 5.50%, 2/15/23		350	368,375
Newfield Exploration Co., 6.88%, 2/01/20		1,205	1,296,881
Northern Oil and Gas, Inc., 8.00%, 6/01/20		480	494,400
Oasis Petroleum, Inc.:
7.25%, 2/01/19		410	436,650
6.50%, 11/01/21		450	473,625
Offshore Group Investments Ltd., 11.50%, 8/01/15		1,070	1,177,000
OGX Petroleo e Gas Participacoes SA (d):
8.50%, 6/01/18		1,559	1,356,330
8.38%, 4/01/22		229	186,635
PBF Holding Co. LLC, 8.25%, 2/15/20 (d)		460	483,000
PDC Energy, Inc., 7.75%, 10/15/22 (d)		325	328,250
PetroBakken Energy Ltd., 8.63%, 2/01/20 (d)		1,860	1,860,000
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (d)		690	724,500
Plains Exploration & Production Co., 6.88%, 2/15/23		1,780	1,833,400
Range Resources Corp.:
8.00%, 5/15/19		600	660,000
5.75%, 6/01/21		1,520	1,615,000
5.00%, 8/15/22		644	671,370
Regency Energy Partners LP, 5.50%, 4/15/23		580	609,000
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		2,345	2,532,600
6.50%, 11/01/20 (d)		505	505,000
SandRidge Energy, Inc.:
7.50%, 3/15/21		1,455	1,516,837
8.13%, 10/15/22		395	422,650
7.50%, 2/15/23		860	894,400
SESI LLC:
6.38%, 5/01/19		505	537,825
7.13%, 12/15/21		360	400,500
SM Energy Co.:
6.63%, 2/15/19		205	216,788
6.50%, 11/15/21		405	427,275
6.50%, 1/01/23		600	633,000
		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (concluded)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (d)	USD	240	$249,600
Vanguard Natural Resources, 7.88%, 4/01/20		420	429,450

			44,529,322

Paper & Forest Products — 1.1%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (d)		545	561,350
Boise Paper Holdings LLC:
9.00%, 11/01/17		90	98,100
8.00%, 4/01/20		180	195,750
Clearwater Paper Corp.:
10.63%, 6/15/16		625	685,937
7.13%, 11/01/18		885	960,225
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (d)		535	560,413
NewPage Corp., 11.38%, 12/31/14 (a)(b)		3,350	1,608,000
Sappi Papier Holding GmbH, 8.38%, 6/15/19 (d)		200	212,000

			4,881,775

Pharmaceuticals — 0.9%
Capsugel Finance Co. SCA:
9.88%, 8/01/19 (d)	EUR	300	440,887
9.88%, 8/01/19		105	154,310
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (d)	USD	545	613,125
Mylan, Inc., 6.00%, 11/15/18 (d)		180	198,450
Valeant Pharmaceuticals International (d):
6.50%, 7/15/16		665	701,575
6.88%, 12/01/18		415	448,719
6.38%, 10/15/20		625	664,063
6.75%, 8/15/21		755	809,737

			4,030,866

Professional Services — 0.0%
FTI Consulting, Inc., 6.75%, 10/01/20		68	72,250

Real Estate Investment Trusts (REITs) — 0.6%
Felcor Lodging LP, 6.75%, 6/01/19		1,578	1,660,845
The Rouse Co. LP, 6.75%, 11/09/15		805	846,256

			2,507,101

Real Estate Management & Development — 2.4%
CBRE Services, Inc., 6.63%, 10/15/20		520	568,100

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2012 9

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Real Estate Management & Development (concluded)
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (d)	USD	1,100	$1,144,000
Forest City Enterprises, Inc., 7.63%, 6/01/15		687	688,717
Mattamy Group Corp., 6.50%, 11/15/20 (d)		420	420,000
Realogy Corp.:
11.50%, 4/15/17		605	654,913
12.00%, 4/15/17		155	167,400
7.88%, 2/15/19 (d)		3,160	3,349,600
7.63%, 1/15/20 (d)		785	875,275
9.00%, 1/15/20 (d)		510	566,100
Shea Homes LP, 8.63%, 5/15/19		1,885	2,073,500

			10,507,605

Road & Rail — 0.8%
The Hertz Corp.:
7.50%, 10/15/18		855	936,225
6.75%, 4/15/19 (d)		450	486,000
7.38%, 1/15/21		640	696,000
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	89	125,588
8.50%, 7/31/15 (d)		856	1,207,899

			3,451,712

Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc., Series C, 2.38%, 5/01/32 (d)(f)	USD	412	380,585
Spansion LLC, 7.88%, 11/15/17		890	894,450

			1,275,035

Software — 0.9%
Infor US, Inc., 9.38%, 4/01/19		2,370	2,642,550
Nuance Communications, Inc., 5.38%, 8/15/20 (d)		775	798,250
Sophia LP, 9.75%, 1/15/19 (d)		666	709,290

			4,150,090

Specialty Retail — 3.1%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		565	628,562
Claire's Stores, Inc., 9.00%, 3/15/19 (d)		1,348	1,433,935
House of Fraser Funding Plc:
8.88%, 8/15/18 (d)	GBP	439	710,378
8.88%, 8/15/18		222	359,234
Limited Brands, Inc.:
8.50%, 6/15/19	USD	1,255	1,531,100
5.63%, 2/15/22		250	270,000
Michaels Stores, Inc., 7.75%, 11/01/18 (d)		362	392,318
Party City Holdings, Inc., 8.88%, 8/01/20 (d)		1,559	1,652,540
Penske Automotive Group, Inc., 5.75%, 10/01/22 (d)		835	849,612
		Par (000)	Value
Corporate Bonds

Specialty Retail (concluded)
QVC, Inc. (d):
7.13%, 4/15/17	USD	355	$373,713
7.50%, 10/01/19		970	1,068,302
7.38%, 10/15/20		455	504,411
5.13%, 7/02/22		662	701,488
Sally Holdings LLC:
6.88%, 11/15/19		840	934,500
5.75%, 6/01/22		788	853,010
Serta Simmons Holdings LLC, 8.13%, 10/01/20 (d)		840	845,250
Sonic Automotive, Inc., 9.00%, 3/15/18		580	637,275

			13,745,628

Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22		675	707,906

Trading Companies & Distributors — 0.9%
Air Lease Corp., 4.50%, 1/15/16 (d)		920	926,900
Ashtead Capital, Inc., 6.50%, 7/15/22 (d)		765	814,725
Doric Nimrod Air Finance Alpha Ltd. (d):
Series 2012-1 Class B, 6.50%, 5/30/21		900	919,980
Series 2012-1 Class A, 5.13%, 11/30/24		1,200	1,245,000

			3,906,605

Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (d)		665	704,900

Wireless Telecommunication Services — 4.1%
Cricket Communications, Inc.:
7.75%, 5/15/16		830	877,725
7.75%, 10/15/20		335	345,888
Crown Castle International Corp., 5.25%, 1/15/23 (d)		985	1,029,325
Digicel Group Ltd. (d):
8.25%, 9/01/17		1,720	1,844,700
8.25%, 9/30/20		1,520	1,615,000
MetroPCS Wireless, Inc., 6.63%, 11/15/20		1,210	1,279,575
NII Capital Corp., 7.63%, 4/01/21		539	371,910
Phones4u Finance Plc:
9.50%, 4/01/18 (d)	GBP	570	940,623
9.50%, 4/01/18		100	165,022
Sprint Capital Corp., 6.88%, 11/15/28	USD	2,631	2,709,930
Sprint Nextel Corp. (d):
9.00%, 11/15/18		3,535	4,356,887

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2012 10

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Wireless Telecommunication Services (concluded)
Sprint Nextel Corp. (d) (concluded):
7.00%, 3/01/20	USD	2,315	$2,679,612

			18,216,197

Total Corporate Bonds – 103.8%			460,925,823

Floating Rate Loan Interests (e)

Airlines — 0.2%
Delta Air Lines, Inc., Term Loan B, 5.50%, 4/20/17		651	654,128

Auto Components — 0.9%
Federal-Mogul Corp., Term Loan B, 2.15%, 12/29/14		1,736	1,611,677
Schaeffler AG:
Term Loan, 6.00%, 1/27/17		765	774,325
Term Loan B, 4.70%, 1/27/15	EUR	1,150	1,465,721

			3,851,723

Building Products — 0.2%
Wilsonart International Holdings LLC, Term Loan B, 5.50%, 10/19/19	USD	655	658,275

Capital Markets — 0.7%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16		1,450	1,468,125
Nuveen Investments, Inc.:
Incremental Term Loan, 7.25%, 5/13/17		770	773,850
Second Lien Term Loan, 8.25%, 2/28/19		640	649,600

			2,891,575

Chemicals — 0.5%
INEOS US Finance LLC, 6 Year Term Loan, 6.50%, 5/04/18		1,771	1,791,291
Styron Sarl LLC, Term Loan B, 8.00%, 8/02/17		534	510,891

			2,302,182

Commercial Services & Supplies — 0.5%
ADS Waste Holdings, Inc., Term Loan B, 5.25%, 10/09/19		695	702,298
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		703	712,008
Delos Aircraft, Inc., Term Loan B2, 4.75%, 4/12/16		975	985,364

			2,399,670

Communications Equipment — 0.7%
Avaya, Inc., Term Loan B1, 3.06%, 10/24/14		392	369,140
		Par (000)	Value
Floating Rate Loan Interests (e)

Communications Equipment (concluded)
Zayo Group LLC, Term Loan B, 5.25%, 7/02/19	USD	2,816	$2,833,181

			3,202,321

Construction & Engineering — 0.7%
Safway Services LLC, Mezzanine Loan, 15.63%, 12/16/17		3,250	3,250,000

Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 7.25%, 10/12/17		1,726	1,770,439

Consumer Finance — 1.4%
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		6,153	6,077,626

Diversified Consumer Services — 0.1%
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		223	221,277

Diversified Financial Services — 0.5%
Residential Capital LLC:
DIP Term Loan A1, 5.00%, 11/18/13		1,935	1,935,813
DIP Term Loan A2, 6.75%, 11/18/13		285	286,425

			2,222,238

Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		515	515,000
2019 Term Loan B, 5.25%, 8/01/19		420	422,625
Term Loan, 4.75%, 8/01/19		1,300	1,306,500

			2,244,125

Energy Equipment & Services — 1.7%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		2,674	2,759,869
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		4,316	4,492,712
Tervita Corp., Incremental Term Loan, 6.50%, 11/14/14		422	421,462

			7,674,043

Food & Staples Retailing — 0.0%
US Foods, Inc., Extended Term Loan B, 5.75%, 3/31/17		118	116,458

Food Products — 0.1%
Advance Pierre Foods, Inc., Second Lien Term Loan, 5.75%, 7/10/17		330	333,052

Health Care Equipment & Supplies — 0.5%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		593	600,564

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2012 11

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
		Par (000)	Value
Floating Rate Loan Interests (e)

Health Care Equipment & Supplies (concluded)
Hupah Finance, Inc., Term Loan B, 6.25% - 7.25%, 1/21/19	USD	1,174	$1,184,374
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		434	437,167

			2,222,105

Health Care Providers & Services — 0.5%
Genesis Healthcare Corp., Term Loan B, 10.00% - 10.75%, 9/25/17		295	283,938
Harden Healthcare LLC:
Add on Term Loan A, 7.75%, 3/02/15		641	620,995
Term Loan A, 8.50%, 3/02/15		496	486,208
inVentiv Health, Inc., Combined Term Loan, 6.50%, 8/04/16		1,067	1,005,278

			2,396,419

Hotels, Restaurants & Leisure — 2.0%
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.46%, 1/26/18		363	324,868
Incremental Term Loan B4, 9.50%, 10/31/16		529	539,521
Term Loan B1, 3.21%, 1/28/15		845	818,594
Term Loan B2, 3.21%, 1/28/15		665	644,219
Term Loan B3, 3.22%, 1/28/15		115	111,406
Harrah's Property Co., Mezzanine Term Loan, 3.31%, 2/13/13		4,710	3,954,422
Kronos, Inc., Second Lien Term Loan, 9.75%, 4/24/20		795	795,000
Sabre, Inc., Non-Extended Initial Term Loan, 2.21%, 9/30/14		36	36,378
Station Casinos, Inc., Term Loan B, 5.50%, 9/07/19		1,600	1,604,000
Travelport LLC:
Extended Tranche A Term Loan, 6.31%, 12/01/16		303	90,961
Extended Tranche B Term Loan, 13.81%, 12/01/16		996	74,727

			8,994,096

Industrial Conglomerates — 0.1%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14		277	276,559
Term Loan, 3.46% - 3.61%, 12/03/14		184	183,338

			459,897

		Par (000)	Value
Floating Rate Loan Interests (e)

IT Services — 0.3%
Ceridian Corp., Extended Term Loan, 5.96%, 5/09/17	USD	107	$106,550
First Data Corp., Extended 2018 Term Loan B, 4.21%, 3/23/18		1,220	1,160,830

			1,267,380

Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		1,008	1,006,520

Machinery — 0.2%
Rexnord Corp., Term Loan B, 4.50%, 4/02/18		913	920,332

Media — 3.6%
Affinion Group, Inc., Term Loan B, 6.50%, 7/16/15		69	63,662
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 2.71%, 7/03/14		496	377,797
Tranche 1 Incremental, 7.50%, 7/03/14		2,633	2,129,540
Cequel Communications LLC, Term Loan B, 4.00%, 2/14/19		441	442,399
Clear Channel Communications, Inc.:
Term Loan B, 3.86%, 1/29/16		1,979	1,605,341
Term Loan C, 3.86%, 1/29/16		664	525,848
EMI Music Publishing Ltd., Term Loan B, 5.50%, 6/29/18		673	679,709
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		635	637,146
Intelsat Jackson Holdings Ltd., Term Loan B-1, 4.50%, 4/02/18		8,433	8,452,704
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		635	637,835
Univision Communications, Inc., Extended Term Loan, 4.46%, 3/31/17		416	405,776

			15,957,757

Metals & Mining — 0.9%
Constellium Holdco BV, Term Loan B, 9.25%, 5/25/18		658	658,350
FMG Resources August 2006 Property Ltd., Term Loan, 5.25%, 10/18/17		3,470	3,478,675

			4,137,025

Multiline Retail — 0.5%
HEMA Holding BV, Mezzanine, 8.61%, 7/05/17	EUR	1,754	2,024,055

Oil, Gas & Consumable Fuels — 1.2%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17	USD	2,220	2,181,150

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2012 12

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
		Par (000)	Value
Floating Rate Loan Interests (e)

Oil, Gas & Consumable Fuels (concluded)
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	USD	1,432	$1,432,388
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		360	362,250
Vantage Drilling Co., Term Loan, 6.25%, 10/26/17		1,520	1,497,200

			5,472,988

Paper & Forest Products — 0.5%
NewPage Corp., DIP Term Loan, 8.75%, 3/07/13		950	949,411
Verso Paper Finance Holdings LLC, Term Loan, 6.56% - 7.31%, 2/01/13 (c)		2,355	1,177,379

			2,126,790

Pharmaceuticals — 0.5%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		1,474	1,473,293
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18		486	492,915

			1,966,208

Professional Services — 0.1%
Truven Health Analytics, Inc., Term Loan B, 5.75%, 6/01/19		574	573,419

Real Estate Investment Trusts (REITs) — 0.4%
iStar Financial, Inc., Term Loan, 5.75%, 9/28/17		1,699	1,699,694

Real Estate Management & Development — 0.4%
Realogy Corp.:
Extended Letter of Credit Loan, 4.46%, 10/10/16		153	153,157
Extended Term Loan, 4.46%, 10/10/16		1,173	1,170,768
Stockbridge SBE Holdings LLC, Term Loan B, 13.00%, 5/02/17		285	281,437

			1,605,362

Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan A, 2.50%, 9/29/17		465	463,837

Software — 0.4%
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		1,900	1,917,815

Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,741	1,706,425

		Par (000)	Value
Floating Rate Loan Interests (e)

Wireless Telecommunication Services — 0.9%
Vodafone Americas Finance 2, Inc., Term Loan B, 6.25%, 7/11/16 (c)	USD	4,022	$4,132,476

Total Floating Rate Loan Interests – 22.8%			100,919,732

Other Interests (k)		Beneficial Interest (000)

Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate		4,870	49

Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (a)		950	9

Media — 0.0%
Adelphia Escrow (a)		1,300	13
Adelphia Recovery Trust (a)		1,630	163

			176

Total Other Interests – 0.0%			234

		Par (000)
Preferred Securities

Capital Trusts

Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (e)		1,335	897,787

Total Capital Trusts – 0.2%			897,787

		Shares
Preferred Stocks

Auto Components — 0.3%
Dana Holding Corp., 4.00% (d)(f)		12,760	1,543,163

Diversified Financial Services — 1.3%
Ally Financial, Inc., 7.00% (d)		5,694	5,543,821

Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O, 7.00% (a)(e)		40,000	108,000

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2012 13

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)
	Shares	Value
Preferred Stocks

Thrifts & Mortgage Finance (concluded)
Freddie Mac, Series Z, 8.38% (a)(e)	110,157	$178,454

		286,454

Total Preferred Stocks – 1.7%		7,373,438

Trust Preferreds

Diversified Financial Services — 1.0%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (e)	179,350	4,653,852

Total Trust Preferreds – 1.0%		4,653,852

Total Preferred Securities – 2.9%		12,925,077

Warrants (l)

Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)	54,577	1

Media — 0.0%
New Vision Holdings LLC:
(Expires 9/30/14)	22,194	66,582
(Expires 9/30/14)	3,995	11,985

		78,567

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)	525	—
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	1,835	—

		—

Total Warrants – 0.0%		78,568

Total Long-Term Investments (Cost – $597,984,005) – 137.8%		611,806,000

	Shares	Value
Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (m)(n)	1,057,925	$1,057,925

Total Short-Term Securities (Cost – $1,057,925) – 0.2%		1,057,925

Total Investments (Cost - $599,041,930*) – 138.0%		612,863,925
Liabilities in Excess of Other Assets – (38.0)%		(168,709,097)

Net Assets – 100.0%		$444,154,828

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$600,521,247

Gross unrealized appreciation	$31,750,512
Gross unrealized depreciation	(19,407,834)

Net unrealized appreciation	$12,340,678

(a)	Non-income producing security.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable rate security. Rate shown is as of report date.
(f)	Convertible security.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(j)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Goldman Sachs Group, Inc.	$237,318	$3,219

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2012 14

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

(m)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	1,057,925	1,057,925	$352

(n)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AUD	Australian Dollar
CAD	Canadian Dollar
DIP	Debtor-In-Possession
EBITDA	Earnings Before Interest Taxes Depreciation and Amortization
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

•	For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Financial futures contracts sold as of November 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

91	S&P 500 E-Mini Index	Chicago Mercantile	December 2012	USD	6,435,520	$(82,323)

•	Foreign currency exchange contracts as of November 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	316,097	AUD	311,000	UBS AG	1/16/13	$(7,379)
USD	5,141,826	CAD	5,028,500	UBS AG	1/16/13	84,246
USD	176,099	GBP	110,000	Citigroup, Inc.	1/16/13	(124)
USD	7,165,501	GBP	4,470,500	Goldman Sachs Group, Inc.	1/16/13	3,648
USD	175,279	GBP	110,000	JPMorgan Chase & Co.	1/16/13	(944)
USD	148,110	GBP	93,000	Royal Bank of Scotland Group Plc	1/16/13	(878)
USD	159,355	GBP	100,000	Royal Bank of Scotland Group Plc	1/16/13	(848)
USD	168,220	GBP	105,000	Royal Bank of Scotland Group Plc	1/16/13	8
USD	168,364	GBP	105,000	UBS AG	1/16/13	151
USD	215,508	GBP	136,000	UBS AG	1/16/13	(2,367)
USD	225,809	GBP	142,000	UBS AG	1/16/13	(1,679)
USD	227,078	GBP	143,000	UBS AG	1/16/13	(2,012)
EUR	81,900	USD	104,859	Citigroup, Inc.	1/23/13	1,711
EUR	222,000	USD	283,579	Citigroup, Inc.	1/23/13	5,293
EUR	341,000	USD	443,255	Citigroup, Inc.	1/23/13	463
EUR	368,000	USD	471,246	Citigroup, Inc.	1/23/13	7,604
EUR	1,130,000	USD	1,459,251	Citigroup, Inc.	1/23/13	11,131
EUR	570,000	USD	737,929	Deutsche Bank AG	1/23/13	3,768
EUR	115,000	USD	146,208	UBS AG	1/23/13	3,432
USD	1,100,425	EUR	850,000	Citigroup, Inc.	1/23/13	(5,615)
USD	146,614	EUR	113,000	Citigroup, Inc.	1/23/13	(424)
USD	63,848	EUR	50,000	Goldman Sachs Group, Inc.	1/23/13	(1,213)
USD	597,232	EUR	460,000	UBS AG	1/23/13	(1,330)
USD	35,655,709	EUR	27,189,000	UBS AG	1/23/13	276,739

Total						$373,381

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2012 15

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
•	Credit default swaps on single name issues - buy protection outstanding as of November 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation

Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	USD	470	$(12,462)
State of Israel	1.00%	Deutsche Bank AG	3/20/17	USD	350	(11,711)
State of Israel	1.00%	Deutsche Bank AG	3/20/17	USD	1,050	(35,755)
K. Hovnanian Enterprises, Inc.	5.00%	Credit Suisse Group AG	9/20/17	USD	115	(653)
K. Hovnanian Enterprises, Inc.	5.00%	Deutsche Bank AG	9/20/17	USD	45	(202)
K. Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase & Co.	9/20/17	USD	50	(284)
Beazer Homes USA, Inc.	5.00%	JPMorgan Chase & Co.	12/20/17	USD	100	563

Total						$(60,504)

•	Credit default swaps on single name issues - sold protection outstanding as of November 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

Air Lease Corp.	5.00%	Goldman Sachs Group, Inc.	2/14/13	Not Rated	USD	800	$6,793
CIT Group, Inc.	5.00%	Deutsche Bank AG	9/20/15	BB-	USD	5,000	670,897
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD	422	13,267
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	3/20/16	B	USD	750	54,510
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B	USD	475	34,670
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B	USD	475	37,131
ARAMARK Corp.	5.00%	Credit Suisse Group AG	9/20/16	B	USD	200	21,112
ARAMARK Corp.	5.00%	Deutsche Bank AG	3/20/17	B	USD	305	18,181
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B-	USD	720	101,210
Ford Motor Co.	5.00%	Deutsche Bank AG	3/20/17	BB+	USD	2,200	168,557
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	2,400	505,440
Level 3 Communications, Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/19	CCC	USD	1,600	83,692

Total							$1,715,460

1	Using Standard & Poor’s rating.
2	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2012 16

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2012:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks	$24,790,666	$3,119,142	$9,046,758	$ 36,956,566
Corporate Bonds	—	454,568,677	6,357,146	460,925,823
Floating Rate Loan Interests	—	80,805,402	20,114,330	100,919,732
Other Interests	163	—	71	234
Preferred Securities	4,940,306	7,984,771	—	12,925,077
Warrants	—	78,567	1	78,568
Short-Term Securities	1,057,925	—	—	1,057,925
Total	$30,789,060	$546,556,559	$35,518,306	$612,863,925

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$431,683	$1,284,340	$1,716,023
Foreign currency exchange contracts	—	398,194	—	398,194
Liabilities:
Credit contracts	—	(61,067)	—	(61,067)
Equity contracts	$(82,323)	—	—	(82,323)
Foreign currency exchange contracts	—	(24,813)	—	(24,813)
Total	$(82,323)	$743,997	$1,284,340	$1,946,014
[1]	Derivative financial instruments are swaps, financial futures contracts, and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2012 17

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$382,000	—	—	$382,000
Cash pledged as collateral for swaps	400,000	—	—	400,000
Foreign currency at value	13,221	—		13,221
Liabilities:
Bank overdraft	—	$(268,670)	—	(268,670)
Cash received as collateral for swaps	—	(1,200,000)	—	(1,200,000)
Loans Payable	—	(178,000,000)	—	(178,000,000)
Total	$795,221	$(179,468,670)	—	$(178,673,449)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2012.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of August 31, 2012	$7,005,140	$$4,924,921	$19,461,069	$71	$1	$$31,391,202
Transfers into Level 3[1]	777,684	—	4,257,943	—	—	5,035,627
Transfers out of Level 3[1]	—	—	(2,766,413)	—	—	(2,766,413)
Accrued discounts/premiums	—	(1,834)	49,544	—	—	47,710
Net realized gain (loss)	—	—	132,950	—	—	132,950
Net change in unrealized appreciation/depreciation[2]	432,133	(269,375)	(72,281)	—	—	90,477
Purchases	831,801	1,703,434	2,158,507	—	—	4,693,742
Sales	—	—	(3,106,989)	—	—	(3,106,989)
Closing Balance, as of November 30, 2012	$9,046,758	$6,357,146	$20,114,330	$71	$1	$35,518,306

[1] Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2012, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $5,035,627 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2] The change in unrealized appreciation/depreciation on investments still held as of November 30, 2012 was $190,140.
BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2012 18

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:
Credit Contracts
Assets:
Opening Balance, as of August 31, 2012	$ 869,356
Transfers into Level 3[3]	–
Transfers out of Level 3[3]	–
Accrued discounts/premiums	–
Net realized gain (loss)	–
Net change in unrealized appreciation/depreciation[4]	414,984
Purchases	–
Issues[5]	–
Sales	–
Settlements[6]	–
Closing Balance, as of November 30, 2012	$1,284,340

[3]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[4]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of November 30, 2012 was $414,984.
[5]	Issues represent upfront cash received on certain derivative financial instruments.
[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments and derivative financial instruments as of November 30, 2012. The table does not include Level 3 investments and derivative financial instruments with values derived utilizing transaction prices from recent prior transactions or third party pricing information without adjustment for which such inputs are also unobservable. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments and derivative financial instruments. The value of Level 3 investments and derivative financial instruments derived using prices from prior transactions and/or third party pricing information is $17,433,450.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs[2]
Assets:
Common Stocks	$8,411,898	Market Comparable Companies	EBITDA Multiple	6.7x	6.7x
			Forward EBITDA Multiple	5.4x	5.4x
		Restructure Terms[3]	N/A	–	–
		Cost	N/A4	–	–
Corporate Bonds	5,422,716	Market Comparable Companies	Yield	9.67%	9.67%
			EBITDA Multiple	6.0x	6.0x
		Discounted Cashflow	Yield	12.0%	12.0%
		Restructure Terms[3]	N/A	–	–
Floating Rate Loan Interests	5,534,582	Market Comparable Companies	Illiquidity Discount	50%	50%
			Yield	9.64%	9.64%
		Cost	N/A4	–	–

Total	$19,369,196
BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2012 19

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

1 A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Forward EBITDA Multiple	Increase	Decrease
Yield	Decrease	Increase
Illiquidity Discount	Decrease	Increase

[2]	Unobservable inputs are weighted based on the value of the investments included in the range.
[3]	Investment is valued based on the company’s financial restructuring plan.
[4]

The Fund fair values certain of its Level 3 investments using prior transaction prices (acquisition cost), although the transaction may not have occurred during the current reporting period. In such cases, these investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2012 20

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund VI, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Corporate High Yield Fund VI, Inc.

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Corporate High Yield Fund VI, Inc.

Date: January 23, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Corporate High Yield Fund VI, Inc.

Date: January 23, 2013